SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2021
Summary Of Significant Accounting Policies
Business combinations and goodwill

(a)	Business combinations and goodwill

Business combinations are accounted for using the acquisition method. The consideration transferred is measured at the acquisition date fair value which is the sum of the acquisition date fair values of assets transferred by the Group, liabilities assumed by the Group to the former owner of the acquiree and the equity interests issued by the Group in exchange for control of the acquiree. For each business combination, the Group elects whether to measure the non-controlling interests in the acquiree that are present ownership interests and entitle their holders to a proportionate share of net assets in the event of liquidation at fair value or at the proportionate share of the acquiree’s identifiable net assets. All other components of non-controlling interests are measured at fair value. Acquisition-related costs are expensed as incurred.

The Group determines that it has acquired a business when the acquired set of activities and assets includes an input and a substantive process that together significantly contribute to the ability to create outputs.

When the Group acquires a business, it assesses the financial assets and liabilities assumed for appropriate classification and designation in accordance with the contractual terms, economic circumstances and pertinent conditions as of the acquisition date. This includes the separation of embedded derivatives in host contracts of the acquiree.

If the business combination is achieved in stages, the acquisition date fair value of the acquirer’s previously held equity interest in the acquiree is remeasured to fair value at the acquisition date through the consolidated statement of profit or loss.

Any contingent consideration to be transferred by the acquirer is recognized at fair value at the acquisition date. Contingent consideration classified as an asset or liability is measured at fair value with changes in fair value recognized in profit or loss. If the contingent consideration is not within the scope of IAS 39, it is measured in accordance with the appropriate IFRSs. Contingent consideration that is classified as equity is not remeasured and subsequent settlement is accounted for within equity.

Goodwill is initially measured at cost, being the excess of the aggregate of the consideration transferred, the amount recognized for non-controlling interests and any fair value of the Group’s previously held equity interests in the acquiree over the identifiable assets acquired and liabilities assumed. If the sum of this consideration and other items is lower than the fair value of the net assets of the subsidiary acquired, the difference is, after reassessment, recognized in the consolidated statement of profit or loss as a gain on bargain purchase.

After initial recognition, goodwill is measured at cost less any accumulated impairment losses. Goodwill is tested for impairment annually or more frequently if events or changes in circumstances indicate that the carrying value may be impaired. The Group performs its annual impairment test of goodwill as of December 31. For the purpose of impairment testing, goodwill acquired in a business combination is, from the acquisition date, allocated to each of the Group’s cash-generating units, or groups of cash-generating units, that are expected to benefit from the synergies of the combination, irrespective of whether other assets or liabilities of the Group are assigned to those units or groups of units.

Impairment is determined by assessing the recoverable amount of the cash-generating unit (group of cash-generating units) to which the goodwill relates. Where the recoverable amount of the cash-generating unit (group of cash-generating units) is less than the carrying amount, an impairment loss is recognized. An impairment loss recognized for goodwill is not reversed in a subsequent period.

(a)	Business combinations and goodwill (continued)

Where goodwill has been allocated to a cash-generating unit (or group of cash-generating units) and part of the operation within that unit is disposed of, the goodwill associated with the operation disposed of is included in the carrying amount of the operation when determining the gain or loss on the disposal. Goodwill disposed of in these circumstances is measured based on the relative value of the operation disposed of and the portion of the cash-generating unit retained.

Fair value measurement

(b)	Fair value measurement

The Group measures equity investments and derivative financial liabilities at fair value at the end of each reporting period. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value measurement is based on the presumption that the transaction to sell the asset or transfer the liability takes place either in the principal market for the asset or liability, or in the absence of a principal market, in the most advantageous market for the asset or liability. The principal or the most advantageous market must be accessible by the Group. The fair value of an asset or a liability is measured using the assumptions that market participants would use when pricing the asset or liability, assuming that market participants act in their economic best interest.

A fair value measurement of a non-financial asset takes into account a market participant’s ability to generate economic benefits by using the asset in its highest and best use or by selling it to another market participant that would use the asset in its highest and best use.

The Group uses valuation techniques that are appropriate in the circumstances and for which sufficient data are available to measure fair value, maximizing the use of relevant observable inputs and minimizing the use of unobservable inputs.

All assets and liabilities for which fair value is measured or disclosed in the financial statements are categorized within the fair value hierarchy, described as follows, based on the lowest-level input that is significant to the fair value measurement as a whole:

Level 1	–	based on quoted prices (unadjusted) in active markets for identical assets or liabilities
Level 2	–	based on valuation techniques for which the lowest-level input that is significant to the fair value measurement is observable, either directly or indirectly
Level 3	–	based on valuation techniques for which the lowest-level input that is significant to the fair value measurement is unobservable

For assets and liabilities that are recognized in the financial statements on a recurring basis, the Group determines whether transfers have occurred between levels in the hierarchy by reassessing categorization (based on the lowest-level input that is significant to the fair value measurement as a whole) at the end of each reporting period.

Related parties

(c)	Related parties

A party is considered to be related to the Group if:

(1)	the party is a person or a close member of that person’s family and that person

(i)	has control or joint control over the Group;
(ii)	has significant influence over the Group; or
(iii)	is a member of the key management personnel of the Group or of a parent of the Group;

or

(2)	the party is an entity where any of the following conditions applies:

(i)	the entity and the Group are members of the same group;
(ii)	one entity is an associate or joint venture of the other entity (or of a parent, subsidiary or fellow subsidiary of the other entity);
(iii)	the entity and the Group are joint ventures of the same third party;
(iv)	one entity is a joint venture of a third entity and the other entity is an associate of the third entity;
(v)	the entity is a post-employment benefit plan for the benefit of employees of either the Group or an entity related to the Group;
(vi)	the entity is controlled or jointly controlled by a person identified in (1);
(vii)	a person identified in (1)(i) has significant influence over the entity or is a member of the key management personnel of the entity (or of a parent of the entity); and
(viii)	the entity, or any member of a group of which it is a part, provides key management personnel services to the Group or to the parent of the Group.

Property, plant and equipment and depreciation

(d)	Property, plant and equipment and depreciation

Property, plant and equipment comprise buildings, machinery and equipment, motor vehicles and office and other equipment. The cost of an item of property, plant and equipment comprises its purchase price and any directly attributable costs of bringing the asset to its working condition and location for its intended use.

Buildings, machinery and equipment, motor vehicles and office and other equipment are stated at cost less accumulated depreciation and any impairment losses. Expenditures for routine repairs and maintenance are expensed as incurred.

Depreciation for the following items is calculated on the straight-line basis over each asset’s estimated useful life down to the estimated residual value of each asset.

Estimated useful lives are as follows:

Buildings	8 – 35 years
Machinery and equipment	3 – 15 years
Motor vehicles	4 – 8 years
Office and other equipment	4 – 8 years

Residual values, useful lives and the depreciation method are reviewed and adjusted, if appropriate, at each reporting date.

Expenditure incurred after items of property, plant and equipment have been put into operation, such as repairs and maintenance, is normally charged to the statement of profit or loss in the period in which it is incurred. In situations where the recognition criteria are satisfied, the expenditure for a major inspection is capitalized in the carrying amount of the asset as a replacement. Where significant parts of property, plant and equipment are required to be replaced at intervals, the Group recognizes such parts as individual assets with specific useful lives and depreciates them accordingly.

An item of property, plant and equipment including any significant part initially recognized is derecognized upon disposal or when no future economic benefits are expected from its use or disposal. Any gain or loss on disposal or retirement recognized in the statement of profit or loss in the year the asset is derecognized is the difference between the net sales proceeds and the carrying amount of the relevant asset.

Intangible assets (other than goodwill)

(e)	Intangible assets (other than goodwill)

Intangible assets acquired separately are measured on initial recognition at cost. The cost of intangible assets acquired in a business combination is the fair value at the date of acquisition. The useful lives of intangible assets are assessed to be either finite or indefinite. Intangible assets with finite lives are subsequently amortized over the useful economic life and assessed for impairment whenever there is an indication that the intangible asset may be impaired. The amortization period and the amortization method for an intangible asset with a finite useful life are reviewed at least at each financial year end.

The following intangible assets are amortized from the date they are available for use and their estimated useful lives are as follows:

Concession right	28 years
Patents	18 years
Computer software	5 years

The useful life of the patents of the Group is determined based on the shorter of their statutory validity periods and the expected benefit periods.

An intangible asset is derecognized on disposal or when no future economic benefits are expected from its use or disposal. Any gain or loss arising upon derecognition (calculated as the difference between the net sale proceeds and the carrying amount of the relevant intangible asset) is included in the statement of profit or loss.

Leases

(f)	Leases

The Group assesses at contract inception whether a contract is, or contains, a lease. A contract is, or contains, a lease if the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration.

Group as a lessee

The Group applies a single recognition and measurement approach for all leases, except for short-term leases and leases of low-value assets. The Group recognizes lease liabilities for obligations to make lease payments and right-of-use assets representing the right to use the underlying assets.

At inception or on reassessment of a contract that contains a lease component and a non-lease component, the Group adopts the practical expedient not to separate the non-lease component and to account for the lease component and the associated non-lease component (e.g., property management services for leases of properties) as a single lease component.

  (1) Right-of-use assets

Right-of-use assets are recognized at the commencement date of the lease (that is, the date the underlying asset is available for use). Right-of-use assets are measured at cost, less any accumulated depreciation and any impairment losses, and adjusted for any remeasurement of lease liabilities. The cost of right-of-use assets includes the amount of lease liabilities recognized, initial direct costs incurred, and lease payments made at or before the commencement date less any lease incentives received. Right-of-use assets are depreciated on a straight-line basis over the shorter of the lease terms and the estimated useful lives of the assets as follows:

Offices and warehouse	2 – 5 years
Motor vehicles	2 years

If ownership of the leased asset transfers to the Group by the end of the lease term or the cost reflects the exercise of a purchase option, depreciation is calculated using the estimated useful life of the asset.

  (2) Lease liabilities

Lease liabilities are recognized at the commencement date of the lease at the present value of lease payments to be made over the lease term. The lease payments include fixed payments (including in-substance fixed payments) less any lease incentives receivable, variable lease payments that depend on an index or a rate, and amounts expected to be paid under residual value guarantees. The lease payments also include the exercise price of a purchase option reasonably certain to be exercised by the Group and payments of penalties for termination of a lease, if the lease term reflects the Group exercising the option to terminate the lease. The variable lease payments that do not depend on an index or a rate are recognized as an expense in the period in which the event or condition that triggers the payment occurs.

In calculating the present value of lease payments, the Group uses its incremental borrowing rate at the lease commencement date because the interest rate implicit in the lease is not readily determinable. After the commencement date, the amount of lease liabilities is increased to reflect the accretion of interest and reduced for the lease payments made. In addition, the carrying amount of lease liabilities is remeasured if there is a modification, a change in the lease term, a change in lease payments (e.g., a change to future lease payments resulting from a change in an index or rate) or a change in assessment of an option to purchase the underlying asset.

(3) Short-term leases

The Group applies the short-term lease recognition exemption to its short-term leases of buildings (that is those leases that have a lease term of 12 months or less from the commencement date and do not contain a purchase option).

Lease payments on short-term leases are recognized as an expense on a straight-line basis over the lease term.

Exploration and evaluation costs

(g)	Exploration and evaluation costs

Exploration and evaluation assets include topographical and geological surveys, exploratory drilling, sampling and trenching and activities in relation to commercial and technical feasibility studies, and expenditure incurred to secure further mineralization in existing bodies and to expand the capacity of a mine. Expenditure incurred prior to acquiring legal rights to explore an area is expensed as incurred.

Once the exploration right has been acquired, exploration and evaluation expenditures are charged to the consolidated statement of profit or loss as incurred, unless a future economic benefit is more likely than not to be realized. Exploration and evaluation assets acquired in a business combination are initially recognized at fair value. They are subsequently stated at cost less accumulated impairment.

When it can be reasonably ascertained that a mining property is capable of commercial production, exploration and evaluation costs are transferred to tangible or intangible assets according to the nature of the exploration and evaluation assets. If any project is abandoned during the evaluation stage, the total expenditure thereon will be written off.

Impairment of non-financial assets

(h)	Impairment of non-financial assets

Where an indication of impairment exists, or when annual impairment testing for an asset is required (other than inventories, financial assets, deferred tax assets and contract assets), the asset’s recoverable amount is estimated. An asset’s recoverable amount is the higher of the asset’s or cash-generating unit’s value in use and its fair value less costs of disposal, and is determined for an individual asset, unless the asset does not generate cash inflows that are largely independent of those from other assets or groups of assets, in which case the recoverable amount is determined for the cash-generating unit to which the asset belongs. In testing a cash-generating unit for impairment, a portion of the carrying amount of a corporate asset (e.g., a headquarters building) is allocated to an individual cash-generating unit if it can be allocated on a reasonable and consistent basis or, otherwise, to the smallest group of cash-generating units.

An impairment loss is recognized only if the carrying amount of an asset exceeds its recoverable amount. In assessing value in use, the estimated future cash flows are discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset. An impairment loss is charged to the statement of profit or loss in the period in which it arises in those expense categories consistent with the function of the impaired asset.

An assessment is made at the end of each reporting period as to whether there is an indication that previously recognized impairment losses may no longer exist or may have decreased. If such an indication exists, the recoverable amount is estimated. A previously recognized impairment loss of an asset other than goodwill is reversed only if there has been a change in the estimates used to determine the recoverable amount of that asset, but not to an amount higher than the carrying amount that would have been determined (net of any depreciation/amortization) had no impairment loss been recognized for the asset in prior years. A reversal of such an impairment loss is credited to the statement of profit or loss in the period in which it arises.

Investments and other financial assets

(i)	Investments and other financial assets

Initial recognition and measurement

Financial assets are classified, at initial recognition, as subsequently measured at amortized cost, fair value through other comprehensive income, and fair value through profit or loss.

The classification of financial assets at initial recognition depends on the financial asset’s contractual cash flow characteristics and the Group’s business model for managing them. With the exception of trade receivables that do not contain a significant financing component or for which the Group has applied the practical expedient of not adjusting the effect of a significant financing component, the Group initially measures a financial asset at its fair value, plus in the case of a financial asset not at fair value through profit or loss, transaction costs. Trade receivables that do not contain a significant financing component or for which the Group has applied the practical expedient are measured at the transaction price determined under IFRS 15 in accordance with the policies set out in Note 2.5(aa) “Revenue recognition” below.

In order for a financial asset to be classified and measured at amortized cost or fair value through other comprehensive income, it needs to give rise to cash flows that are solely payments of principal and interest (“SPPI”) on the principal amount outstanding. Financial assets with cash flows that are not SPPI are classified and measured at fair value through profit or loss, irrespective of the business model.

The Group’s business model for managing financial assets refers to how it manages its financial assets in order to generate cash flows. The business model determines whether cash flows will result from collecting contractual cash flows, selling the financial assets, or both. Financial assets classified and measured at amortized cost are held within a business model with the objective to hold financial assets in order to collect contractual cash flows, while financial assets classified and measured at fair value through other comprehensive income are held within a business model with the objective of both holding to collect contractual cash flows and selling. Financial assets which are not held within the aforementioned business models are classified and measured at fair value through profit or loss.

All regular way purchases and sales of financial assets are recognized on the trade date, that is, the date that the Group commits to purchase or sell the asset. Regular way purchases or sales are purchases or sales of financial assets that require delivery of assets within the period generally established by regulation or convention in the marketplace.

Subsequent measurement

The subsequent measurement of financial assets depends on their classification as follows:

Financial assets at amortized cost (debt instruments)

Financial assets at amortized cost are subsequently measured using the effective interest method and are subject to impairment. Gains and losses are recognized in the statement of profit or loss when the asset is derecognized, modified or impaired.

Financial assets at fair value through profit or loss

Financial assets at fair value through profit or loss are carried in the statement of financial position at fair value with net changes in fair value recognized in the statement of profit or loss.

This category includes derivative instruments and equity investments which the Group had not irrevocably elected to classify at fair value through other comprehensive income. Dividends on equity investments classified as financial assets at fair value through profit or loss are also recognized as other income in the consolidated statement of profit or loss when the right of payment has been established, it is probable that the economic benefits associated with the dividend will flow to the Group and the amount of the dividend can be measured reliably.

Derecognition of financial assets

(j)	Derecognition of financial assets

A financial asset (or, where applicable, a part of a financial asset or part of a group of similar financial assets) is primarily derecognized (i.e., removed from the Group’s consolidated statement of financial position) when:

•	the rights to receive cash flows from the asset have expired; or
•	the Group has transferred its rights to receive cash flows from the asset or has assumed an obligation to pay the received cash flows in full without material delay to a third party under a “pass-through” arrangement; and either (a) the Group has transferred substantially all the risks and rewards of the asset, or (b) the Group has neither transferred nor retained substantially all the risks and rewards of the asset but has transferred control of the asset.

When the Group has transferred its rights to receive cash flows from an asset or has entered into a pass-through arrangement, it evaluates if, and to what extent, it has retained the risk and rewards of ownership of the asset. When it has neither transferred nor retained substantially all the risks and rewards of the asset nor transferred control of the asset, the Group continues to recognize the transferred asset to the extent of the Group’s continuing involvement. In that case, the Group also recognizes an associated liability. The transferred asset and the associated liability are measured on a basis that reflects the rights and obligations that the Group has retained.

Continuing involvement that takes the form of a guarantee over the transferred asset is measured at the lower of the original carrying amount of the asset and the maximum amount of consideration that the Group could be required to repay.

Impairment of financial assets

(k)	Impairment of financial assets

The Group recognizes an allowance for expected credit losses (“ECLs”) for all debt instruments not held at fair value through profit or loss. ECLs are based on the difference between the contractual cash flows due in accordance with the contract and all the cash flows that the Group expects to receive, discounted at an approximation of the original effective interest rate. The expected cash flows will include cash flows from the sale of collateral held or other credit enhancements that are integral to the contractual terms.

General approach

ECLs are recognized in two stages. For credit exposures for which there has not been a significant increase in credit risk since initial recognition, ECLs are provided for credit losses that result from default events that are possible within the next 12 months (a 12-month ECL). For those credit exposures for which there has been a significant increase in credit risk since initial recognition, a loss allowance is required for credit losses expected over the remaining life of the exposure, irrespective of the timing of the default (a lifetime ECL).

At each reporting date, the Group assesses whether the credit risk on a financial instrument has increased significantly since initial recognition. When making the assessment, the Group compares the risk of a default occurring on the financial instrument as of the reporting date with the risk of a default occurring on the financial instrument as of the date of initial recognition and considers reasonable and supportable information that is available without undue cost or effort, including historical and forward-looking information.

The Group considers a financial asset in default based on historical patterns and the credit risk management practices of the Group. However, in certain cases, the Group may also consider a financial asset to be in default when internal or external information indicates that the Group is unlikely to receive the outstanding contractual amounts in full before taking into account any credit enhancements held by the Group. A financial asset is written off when there is no reasonable expectation of recovering the contractual cash flows.

Financial assets at amortized cost excluding trade receivables and contract assets are subject to impairment under the general approach and they are classified within the following stages for measurement of ECLs except for trade receivables and contract assets which apply the simplified approach as detailed below:

Stage 1 – Financial instruments for which credit risk has not increased significantly since initial recognition and for which the loss allowance is measured at an amount equal to 12-month ECLs

Stage 2 – Financial instruments for which credit risk has increased significantly since initial recognition but that are not credit-impaired financial assets and for which the loss allowance is measured at an amount equal to lifetime ECLs

Stage 3 – Financial assets that are credit-impaired at the reporting date (but that are not purchased or originated credit-impaired) and for which the loss allowance is measured at an amount equal to lifetime ECLs

Simplified approach

For trade receivables and contract assets including those containing a significant financing component, the Group applies the simplified approach in calculating ECLs. Therefore, the Group does not track changes in credit risk, but instead recognizes a loss allowance based on lifetime ECLs at each reporting date. The Group has established a provision matrix that is based on its historical credit loss experience, adjusted for forward-looking factors specific to the debtors and the economic environment.

Financial liabilities

(l)	Financial liabilities

Initial recognition and measurement

Financial liabilities are classified, at initial recognition, as financial liabilities at fair value through profit or loss, loans and borrowings, payables, or as derivatives designated as hedging instruments in an effective hedge, as appropriate.

All financial liabilities are recognized initially at fair value and, in the case of loans and borrowings and payables, net of directly attributable transaction costs.

The Group’s financial liabilities include trade payables, financial liabilities included in other payables and accruals, dividends payable, derivative financial liabilities, interest-bearing loans and borrowings, due to related companies and due to the shareholders.

Subsequent measurement

The subsequent measurement of financial liabilities depends on their classification as follows:

Financial liabilities at fair value through profit or loss

Financial liabilities at fair value through profit or loss include financial liabilities held for trading and financial liabilities designated upon initial recognition as at fair value through profit or loss.

Financial liabilities are classified as held for trading if they are incurred for the purpose of repurchasing in the near term. This category also includes derivative financial instruments entered into by the Group that are not designated as hedging instruments in hedge relationships as defined by IFRS 9. Separated embedded derivatives are also classified as held for trading unless they are designated as effective hedging instruments. Gains or losses on liabilities held for trading are recognized in the statement of profit or loss. The net fair value gain or loss recognized in the statement of profit or loss does not include any interest charged on these financial liabilities.

Financial liabilities designated upon initial recognition as at fair value through profit or loss are designated at the initial date of recognition, and only if the criteria in IFRS 9 are satisfied. Gains or losses on liabilities designated at fair value through profit or loss are recognized in the statement of profit or loss, except for the gains or losses arising from the Group’s own credit risk which are presented in other comprehensive income with no subsequent reclassification to the statement of profit or loss. The net fair value gain or loss recognized in the statement of profit or loss does not include any interest charged on these financial liabilities.

Financial liabilities at amortized cost

After initial recognition, lease liabilities are subsequently measured at amortized cost, using the effective interest rate method unless the effect of discounting would be immaterial, in which case they are stated at cost. Gains and losses are recognized in the statement of profit or loss when the liabilities are derecognized as well as through the effective interest rate amortization process.

Amortized cost is calculated by taking into account any discount or premium on acquisition and fees or costs that are an integral part of the effective interest rate. The effective interest rate amortization is included in finance costs in the statement of profit or loss.

Derecognition of financial liabilities

(m)	Derecognition of financial liabilities

A financial liability is derecognized when the obligation under the liability is discharged or cancelled, or expires.

When an existing financial liability is replaced by another from the same lender on substantially different terms, or the terms of an existing liability are substantially modified, such an exchange or modification is treated as a derecognition of the original liability and a recognition of a new liability, and the difference between the respective carrying amounts is recognized in the statement of profit or loss.

Offsetting of financial instruments

(n)	Offsetting of financial instruments

Financial assets and financial liabilities are offset and the net amount is reported in the statement of financial position if there is a currently enforceable legal right to offset the recognized amounts and there is an intention to settle on a net basis, or to realize the assets and settle the liabilities simultaneously.

Inventories

(o)	Inventories

Inventories include materials and spare parts and are stated at the lower of cost and net realizable values. Cost is determined on a weighted average cost basis and comprises costs of purchase and transportation costs. Net realizable values are based on the estimated selling expenses less any estimated cost to be incurred to completion and disposal.

Cash and cash equivalents

(p)	Cash and cash equivalents

For the purpose of the consolidated statement of cash flows, cash and cash equivalents comprise cash on hand and demand deposits, and short-term highly liquid investments that are readily convertible into known amounts of cash, are subject to an insignificant risk of changes in value, and have a short-term maturity of generally within three months when acquired, less bank overdrafts which are repayable on demand and form an integral part of the Group’s cash management.

For the purpose of the consolidated statement of financial position, cash and cash equivalents comprise cash on hand and at banks, including term deposits, and assets similar in nature to cash, which are not restricted as to use.

Employee benefits

(q)	Employee benefits

Pension obligations

The Group contributes on a monthly basis to various defined contribution retirement benefit plans administered by the PRC government. The relevant government agencies undertake to assume the retirement benefit obligation payable to all existing and future retired employees under these plans and the Group has no further obligation for post-retirement benefits beyond the contributions made. Further information is set out in Note 7 to the consolidated financial statements.

Housing funds

All full-time employees of the Group are entitled to participate in various government-sponsored housing funds. The Group contributes on a monthly basis to these funds based on certain percentages of the salaries of the employees. The Group's liability in respect of these funds is limited to the contributions payable in each year.

Share-based payments

(r)	Share-based payments

The placement agent of the Company’s private placement received a portion of its professional service fees in the form of share-based payments, whereby the placement agent rendered services as consideration for the warrants of the Company’s shares (equity-settled transactions).

Equity-settled transaction

The cost of equity-settled transactions is determined by the fair value at the date when the grant is made using a binomial lattice pricing model. If the cost of an equity-settled transaction is the transaction cost related to the issuance of a compound financial instrument, it is allocated to the liability and equity components of the instrument in proportion to the respective fair value on the date of issuance. That cost allocated to the liability component and equity component is recognized as an administrative expense and a deduction from equity, together with a corresponding increase in equity (other capital reserves), on the date which the services are rendered.

Borrowing costs

(s)	Borrowing costs

Borrowing costs consist of interest and other costs that an entity incurs in connection with the borrowing of funds. Borrowing costs directly relating to the acquisition, construction or production of a qualifying asset that necessarily takes a substantial period of time to get ready for its intended use or sale are capitalized as part of the cost of the respective asset. The capitalization of such borrowing costs ceases when the asset is substantially ready for its intended use or sale. All other borrowing costs are expensed in the period in which they are incurred. Borrowing costs consist of interest and other costs that an entity incurred in connection with the borrowing funds.

Income taxes

(t)	Income taxes

Income tax comprises current and deferred tax. Income tax relating to items recognized outside profit or loss is recognized outside profit or loss, either as other comprehensive income or loss, or directly in equity.

Current tax assets and liabilities are measured at the amount expected to be recovered from or paid to the taxation authorities. The tax rates and tax laws used to compute the amount are those that are enacted or substantially enacted by the end of the reporting date, taking into consideration interpretations and practices prevailing in the countries in which the Group operates.

Deferred tax is provided, using the liability method, on all temporary differences at the reporting date between the tax bases of assets and liabilities and their carrying amounts for financial reporting purposes.

Deferred tax liabilities are recognized for all taxable temporary differences, except:

•	when the deferred tax liability arises from the initial recognition of an asset or liability in a transaction that is not a business combination and, at the time of the transaction, affects neither the accounting profit nor taxable profit or loss; and

•	in respect of taxable temporary differences associated with investments in subsidiaries, where the timing of the reversal of the temporary differences can be controlled and it is probable that the temporary differences will not reverse in the foreseeable future.

Deferred tax assets are recognized for all deductible temporary differences, and the carryforward of unused tax credits and unused tax losses, to the extent that it is probable that taxable profit will be available against which the deductible temporary differences, and the carryforward of unused tax credits and unused tax losses can be utilized, except:

•	where the deferred tax assets relating to the deductible temporary differences arise from the initial recognition of an asset or liability in a transaction that is not a business combination and, at the time of the transaction, affects neither the accounting profit nor taxable profit or loss; and

•	in respect of deductible temporary differences associated with investments in subsidiaries, deferred tax assets are only recognized to the extent that it is probable that the temporary differences will reverse in the foreseeable future and taxable profit will be available against which the temporary differences can be utilized.

The carrying amount of deferred tax assets is reviewed at each reporting date and reduced to the extent that it is no longer probable that sufficient taxable profit will be available to allow all or part of the deferred tax asset to be utilized. Unrecognized deferred tax assets are reassessed at each reporting date and are recognized to the extent that it has become probable that sufficient taxable profit will be available to allow all or part of the deferred tax asset to be recovered.

Deferred tax assets and liabilities are measured at the tax rates that are expected to apply to the period when the asset is realized or the liability is settled, based on tax rates (and tax laws) that have been enacted or substantively enacted at the reporting date.

Deferred tax assets and deferred tax liabilities are offset if and only if the Group has a legally enforceable right to set off current tax assets and current tax liabilities and the deferred tax assets and deferred tax liabilities relate to income taxes levied by the same taxation authority on either the same taxable entity or different taxable entities which intend either to settle current tax liabilities and assets on a net basis, or to realize the assets and settle the liabilities simultaneously, in each future period in which significant amounts of deferred tax liabilities or assets are expected to be settled or recovered.

Foreign currencies

(u)	Foreign currencies

The functional currency of substantially all the operations of the Group is the CNY, the national currency of the PRC. Transactions denominated in currencies other than the CNY recorded by the entities of the Group are initially recorded using their respective functional currency rates prevailing at the dates of the transactions. Monetary assets and liabilities denominated in other currencies have been translated into CNY at the functional currency rates of exchange prevailing at the end of the reporting period. The resulting exchange gains or losses are credited or charged to the consolidated statement of profit or loss. Non-monetary items that are measured in terms of historical cost in a foreign currency are translated using the exchange rates at the date of the initial transactions.

The functional currency of the Company is the Hong Kong dollar. The consolidated financial statements of certain overseas subsidiary operations with a functional currency other than the CNY have been translated into CNY. The assets and liabilities of these entities have been translated using the exchange rates prevailing at the reporting date and their consolidated statements of profit or loss have been translated using the weighted average exchange rate for the year. Resulting translation adjustments are reported as a separate component of other comprehensive income.

On disposal of a foreign operation, the cumulative amount recognized in equity relating to that particular foreign operation is recognized in the consolidated statement of profit or loss.

Convenience translation

(v)	Convenience translation

The consolidated financial statements are stated in CNY. The translation of amounts from CNY into US$ is supplementary information and is included solely for the convenience of the readers and has been made at the rate of exchange quoted by www.ofx.com on December 31, 2021 of US$1.00 = CNY6.3559. No representation is made that the CNY amounts could have been, or could be, converted into US$ at that rate on December 31, 2021 or at any other date.

Provisions

(w)	Provisions

A provision is recognized when a present obligation (legal or constructive) has arisen as a result of a past event and it is probable that a future outflow of resources will be required to settle the obligation, provided that a reliable estimate can be made of the amount of the obligation.

When the effect of discounting is material, the amount recognized for a provision is the present value at the end of the reporting period of the future expenditures expected to be required to settle the obligation. The increase in the discounted present value amount arising from the passage of time is included in finance costs in the consolidated statement of profit or loss.

Dividends

(x)	Dividends

Final dividends are recognized as a liability when they are approved by the Directors in a general meeting.

Interim dividends are simultaneously proposed and declared, because the Company's memorandum and articles of association grant the Directors the authority to declare interim dividends. Consequently, interim dividends are recognized immediately as a liability when they are proposed and declared.

Government grants

(y)	Government grants

Government grants are recognized at their fair value where there is reasonable assurance that the grant will be received, and all attaching conditions will be complied with. When the grant relates to an expense item, it is recognized as income on a systematic basis over the period in which the costs for which it is intended to compensate are expensed.

Service concession arrangement

(z)	Service concession arrangement

The Group has entered a service concession arrangement with the governmental entity of Guangdong Shaoguan which is the grantor of the service concession arrangement.

Under this service concession arrangement:

-	the grantor controls or regulates the services the Group must provide with the infrastructure, to whom it must provide them, and at what price; and

-	the grantor controls, through ownership, beneficial entitlement or otherwise, any significant residual interest in the infrastructure at the end of the term of the arrangement, or the infrastructure is used for its entire useful life under the arrangements, or both the Group’s practical ability to sell or pledge the infrastructure is restricted and continuing right of use of the infrastructure is given to the grantor throughout the period of the arrangements.

A financial asset (receivable under a service concession arrangement) is recognized to the extent that (a) the Group has an unconditional right to receive cash or another financial asset from or at the direction of the grantor for the construction services rendered and/or the consideration paid and payable by the Group for the right to charge users of the public service; and (b) the grantor has little, if any, discretion to avoid payment, usually because the agreement is enforceable by law. The Group has an unconditional right to receive cash or another financial asset if nothing other than the passage of time is required before payment of the consideration is due and the grantor contractually guarantees to pay the Group (a) specified or determinable amounts or (b) the shortfall, if any, between amounts received from users of the public service and specified or determinable amounts, even if the payment is contingent on the Group ensuring that the infrastructure meets specified quality of efficiency requirements. The financial asset (receivable under service concession arrangement) is accounted for in accordance with the policy set out for loans and receivables under “Investments and other financial assets” above.

An intangible asset (concession right) is recognized to the extent that the Group receives a right to charge users of the public service, which is not an unconditional right to receive cash because the amounts are contingent on the extent that the public uses the service. The intangible asset (concession right) is accounted for in accordance with the policy set out for “Intangible assets (other than goodwill)” above.

Construction services

If the Group is paid partly with a financial asset and partly with an intangible asset, each component of the consideration is accounted for separately and the consideration received or receivable for both components will be recognized initially at the fair value of the consideration received or receivable.

Revenue relating to construction is accounted for in accordance with the policy set out for “Revenue from contracts with customers - Construction services” below.

Operating services

Revenue relating to operating services is accounted for in accordance with the policy for “Revenue from contracts with customers-Operation services of service concession arrangements” below. Costs for operating services are expensed in the period in which they are incurred.

Revenue recognition

(aa)	Revenue recognition

Revenue from contracts with customers

Revenue from contracts with customers is recognized when control of goods or services is transferred to the customers at an amount that reflects the consideration to which the Group expects to be entitled in exchange for those goods or services.

When the consideration in a contract includes a variable amount, the amount of consideration is estimated to be that to which the Group will be entitled in exchange for transferring the goods or services to the customer. The variable consideration is estimated at contract inception and constrained until it is highly probable that a significant revenue reversal in the amount of cumulative revenue recognized will not occur when the associated uncertainty with the variable consideration is subsequently resolved.

When the contract contains a financing component which provides the customer with a significant benefit of financing the transfer of goods or services to the customer for more than one year, revenue is measured at the present value of the amount receivable, discounted using the discount rate that would be reflected in a separate financing transaction between the Group and the customer at contract inception. When the contract contains a financing component which provides the Group with a significant financial benefit for more than one year, revenue recognized under the contract includes the interest expense accreted on the contract liability under the effective interest method. For a contract where the period between the payment by the customer and the transfer of the promised goods or services is one year or less, the transaction price is not adjusted for the effects of a significant financing component, using the practical expedient in IFRS 15.

The Group satisfies a performance obligation and recognizes revenue over time, if one of the following criteria is met:

–	The customer simultaneously receives and consumes the benefits provided by the Group’s performance as the Group performs.
–	The Group’s performance creates or enhances an asset that the customer controls as the asset is created or enhanced.
–	The Group’s performance does not create an asset with an alternate use to the Group and the Group has an enforceable right to payment for performance completed to date.

If none of the above conditions are met, the Group recognizes revenue at the point in time at which the performance obligation is satisfied.

The progress towards complete satisfaction of the performance obligation is measured based on the Group’s efforts or inputs to the satisfaction of the performance obligation, by reference to the surveyors’ assessment of work performed and the costs incurred up to the end of the reporting period as a percentage of total estimated costs for each contract.

When the Group provides more than one service in a service concession arrangement, the transaction price will be allocated to each performance obligation by reference to their relative stand-alone selling prices. In determining the transaction price, the Group adjusts the promised amount of consideration for the effect of a financing component if it is significant.

Construction services

The Group’s performance in respect of construction services creates or enhances an asset or work in progress that the customer controls as the asset is created or enhanced. The Group satisfies the performance obligation and recognizes revenue over time, by reference to completion of the specific transaction assessed on the basis of the surveyors’ assessment of work performed for each contract.

The fair value of the construction services under a service concession arrangement is initially estimated at the date of the agreement based on a cost-plus-margin basis with reference to the prevailing market rate of gross margin applicable to similar construction services rendered.

Operation services of service concession arrangements

The operation revenue from service concession arrangements is recognized over the period of time that the services are rendered, and the benefits are received and consumed simultaneously by the customers.

Sales of water treatment equipment

Revenue from the sales of water treatment equipment is recognized at the point in time when control of the asset is transferred to the customer. Control is generally transferred when: (i) the customer obtains the physical possession or the legal title of water treatment equipment; and (ii) the Group has a present right to payment and the collection of the consideration is probable.

Maintenance services

Revenue from maintenance services is recognized over the period of time that the services are rendered, and the benefits are received and consumed simultaneously by the customers.

Trading of copper ores

The Group purchased copper ores from third-party suppliers and then resells to a third-party trading company. The Group controlled the copper ores prior to selling them to customers. Revenue was recognized on a gross basis, and at the point in time when control of the asset was transferred to the customer, upon delivery of the copper ores to the customers.

Other income

Imputed finance income under a service concession arrangement is recognized on an accrual basis using the effective interest rate method by applying the rate that discounts the estimated future cash receipts over the expected life of the financial instrument or a shorter period, when appropriate, to the net carrying amount of the financial asset.

Interest income is recognized on an accrual basis using the effective interest method by applying the rate that discounts the estimated future cash receipts over the expected life of the financial instrument or a shorter period, when appropriate, to the net carrying amount of the financial asset.

Contract assets and contract liabilities

(ab)	Contract assets and contract liabilities

Contract assets

A contract asset is the right to consideration in exchange for services or goods transferred to the customer. If the Group performs by transferring services or goods to a customer before the customer pays consideration or before the right to payment is unconditional other than the passage of time, a contract asset is recognized for the earned consideration that is conditional.

Contract assets are subject to impairment assessment according to the policy set out for “(k) Impairment of financial assets” above.

Contract liabilities

A contract liability is the obligation to transfer services or goods to a customer from which the Group has received consideration (or from which an amount of consideration is unconditionally due) from the customer. If a customer pays consideration before the Group transfers services or goods to the customer, a contract liability is recognized when the payment is made or the payment is unconditionally due (whichever is earlier). Contract liabilities are recognized as revenue when the Group performs under the contract.

2.6	SIGNIFICANT ACCOUNTING JUDGMENTS AND ESTIMATES

The preparation of the consolidated financial statements in conformity with IFRSs requires management to make judgments, estimates and assumptions that affect the reported amounts of assets, liabilities, revenues and expenses. Uncertainty about these assumptions and estimates could result in outcomes that require a material adjustment to the carrying amount of the asset or liability affected in future periods.

Judgments

In the process of applying the Group’s accounting policies, management has made the following judgments, apart from those involving estimations, which have the most significant effects on the amounts recognized in the financial statements.

Service concession arrangement

The Group entered into Public-Private Partnership (“PPP”) projects under Build-Operate-Transfer (“BOT”) arrangements in respect of its environmental water projects.

The Group has concluded that the BOT arrangement is a service concession arrangement under IFRIC 12 Service Concession Arrangements, because the local government controls and regulates the services that the Group must provide with the infrastructure at a pre-determined service charge and, upon expiration of concession right agreements, the infrastructure has to be transferred to the local government at nil consideration.

Income taxes

The Group is subject to income taxes in Hong Kong and the PRC. The Group carefully evaluates tax implications of its transactions in accordance with prevailing tax regulations and makes tax provision accordingly. However, judgment is required in determining the Group’s provision for income taxes as there are many transactions and calculations, of which the ultimate tax determination is uncertain, during the ordinary course of business. Where the final tax outcome of these matters is different from the amounts that were initially recorded, such differences will impact on the income tax and deferred tax provision in the periods in which such determination is made. The carrying amounts of current tax payable carried as a liability in the consolidated statement of financial position as of December 31, 2020 and 2021 were CNY18,612 and CNY9,254 (US$1,456), respectively.

Estimation uncertainty

Contract asset and intangible asset under IFRIC 12 Service Concession Arrangements

The Group recognizes the consideration received or receivable in exchange for the construction services as a contract asset and an intangible asset under a service concession arrangement. However, if the Group is paid for the construction services partly by a cash consideration and partly by an intangible asset, it is necessary to separately account for each component of the operator’s consideration. Both components of consideration received or receivable initially are recognized at their respective fair values.

The segregation of the consideration for a service concession arrangement between the contract asset component and the intangible asset component, if any, requires the Group to make an estimate of a number of factors, which include, inter alia, the fair value of the construction services, expected future water treatment volume of the relevant water treatment plant over its service concession period, future guaranteed receipts and unguaranteed receipts, and also to choose a suitable discount rate in order to calculate the present value of those cash flows. These estimates, including revenue recognition of the contract asset and intangible asset components are determined by the Group’s management based on their experience and assessment of current and future market conditions. The carrying amounts of the intangible asset (“concession right”) and contract asset at the end of the reporting period are disclosed in Notes 12 and 16, respectively.

Provision for expected credit losses on financial assets at amortized cost and contract assets

The policy for provision for expected credit losses on contract assets and financial assets at amortized cost including trade receivables, other receivables and amounts due from related parties is based on an ECL model. A considerable amount of estimation is required in assessing the available information which includes past collection history, age of balances, customer type and forecasts of future economic conditions to estimate the ECLs. The amount of ECLs is sensitive to changes in circumstances and of forecast economic conditions. The Group’s historical credit loss experience and forecast of economic conditions may also not be representative of a customers’ actual default in the future. The information about the ECLs on the Group’s contract assets and financial assets at amortized cost is disclosed in Notes 15, 16, 17 and 26.